Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014
Timber Point Global Allocations Fund - Institutional Class Shares
Account Value [Line Items]
Account Value	$ 12,404.62	$ 12,101.14	$ 10,186.21	$ 10,336.93	$ 10,136.71	$ 12,534.24	$ 12,733.00	$ 12,969.03	$ 11,248.58	$ 9,729.84	$ 11,057.28	$ 11,045.05	$ 11,234.42	$ 10,592.11	$ 10,342.57	$ 9,925.05	$ 9,583.91	$ 9,517.53	$ 9,538.31	$ 9,954.50	$ 10,000.00
Timber Point Alternative Income Fund - Institutional Class Shares
Account Value [Line Items]
Account Value	10,993.60	10,527.77	9,692.95	9,784.03	9,390.38	10,392.87	10,674.96	10,438.02	10,137.71	9,418.81	10,269.86	10,041.64	10,113.28	9,993.45	9,922.09	9,763.96	9,890.40	9,702.91	9,719.48	10,076.52	10,000.00
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,098.03	31,785.20	25,740.83	24,472.53	21,165.43	26,522.29	25,039.57	22,934.07	19,260.47	14,668.26	16,726.55	15,768.58	16,044.06	14,400.99	13,606.99	12,633.36	11,472.11	10,781.87	9,938.55	10,593.01	10,000.00
Bloomberg Barclays Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend
Account Value [Line Items]
Account Value	17,555.91	16,184.17	14,033.71	14,052.96	12,327.36	15,218.94	15,520.54	14,924.21	13,483.31	11,438.76	12,418.58	11,965.83	11,935.03	11,817.24	11,397.52	10,630.91	10,489.35	9,988.37	9,503.99	9,989.51	10,000.00
Bloomberg Barclay’s Global Aggregate Bond Index
Account Value [Line Items]
Account Value	10,586.07	10,005.70	9,452.83	9,956.77	9,245.62	10,830.38	11,619.58	11,571.26	11,726.37	11,055.28	11,037.98	10,610.06	10,258.62	10,650.60	10,395.60	9,956.37	10,528.08	10,149.49	9,673.51	9,706.13	10,000.00
HFRX Absolute Return Index
Account Value [Line Items]
Account Value	12,426.55	12,163.80	11,785.99	11,577.80	11,636.60	11,516.02	11,471.92	11,339.52	11,019.59	10,331.95	10,798.49	10,568.45	10,666.98	10,592.88	10,547.98	10,281.79	10,251.10	10,125.35	10,161.50	10,066.65	10,000.00
MSCI All Country World Equity Index
Account Value [Line Items]
Account Value	$ 12,004.45	$ 11,404.06	$ 10,759.71	$ 11,213.65	$ 10,690.82	$ 11,776.98	$ 12,518.46	$ 12,287.16	$ 12,631.53	$ 12,200.51	$ 11,806.86	$ 11,199.93	$ 10,704.69	$ 10,719.63	$ 10,836.47	$ 10,592.20	$ 10,828.61	$ 10,545.74	$ 10,294.08	$ 10,342.99	$ 10,000.00